SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 227,437	$ 156,228	$ 134,906
Goodwill	50,217	50,217	50,217
Expenditures in respect of long- lived assets	3,836	3,624	3,895
Depreciation and amortization	6,994	5,911	4,866
Surgical [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	43,717	42,323	38,027
Goodwill	16,581	16,581	16,581
Expenditures in respect of long- lived assets	1,039	1,183	930
Depreciation and amortization	1,874	1,476	1,561
Ophthalmic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	30,311	27,057	29,608
Goodwill
Expenditures in respect of long- lived assets	556	681	602
Depreciation and amortization	1,713	1,348	1,237
Aesthetic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	39,248	35,229	35,834
Goodwill	33,636	33,636	33,636
Expenditures in respect of long- lived assets	2,241	1,760	2,363
Depreciation and amortization	3,407	2,848	2,068
Unallocated expenses [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	114,161	51,619	31,437
Goodwill
Expenditures in respect of long- lived assets
Depreciation and amortization		$ 239